New standards and interpretations	12 Months Ended
Dec. 31, 2017
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New standards and interpretations
6.	New standards and interpretations

6.1.	International Accounting Standards Board (IASB)

IFRS 9 – Financial Instruments

The International Financial Reporting Standard 9—Financial Instruments (IFRS 9), issued by the IASB, is mandatorily effective for annual periods beginning on or after January 1, 2018 and supersedes IAS 39 – Financial Instruments: Recognition and Measurement (IAS 39).

IFRS 9 sets out, among others, new requirements for: classification and measurement of financial assets, measurement and recognition of expected credit losses on financial assets, changes in the terms of financial assets and financial liabilities, hedge accounting and related disclosures.

As permitted by IFRS 9, the company does not intend to restate prior periods with respect to classification and measurement (including impairment and modification of financial assets and liabilities) changes. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 will be recognized in retained earnings at January 1, 2018. New hedge accounting requirements should generally be applied prospectively.

The impacts arising from IFRS 9 on the Company’s equity at January 1, 2018 are immaterial. The principal impacts that IFRS 9 will have on the Company’s financial statements are shown below:

Classification and measurement

IFRS 9 establishes a new classification approach for financial assets that reflects the business model in which assets are managed and their contractual cash flow characteristics.

Modification of contractual cash flow of financial assets and liabilities

IFRS 9 establishes that if a financial asset or liability measured at amortized cost has its terms modified and this change is not substantial, its gross carrying amount should reflect the discounted present value of its cash flows under the new terms using the original effective interest rate.

Impairment of Financial Assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ model.

The Company will apply the practical expedient of calculating the expected credit losses on short-term trade receivables using a provision matrix.

Hedge Accounting

IFRS 9 provides for new requirements with respect to hedge accounting such as the prohibition of voluntary discontinuation of the hedge accounting, changes in the measurement of hedge effectiveness that must take into account the time value of money, as well as the expansion of certain disclosure requirements.

All cash flow hedging relationships of highly probable future exports designated under IAS 39 also qualify for hedge accounting under IFRS 9 and are regarded as continuing hedging relationships.

IFRS 9 does not change the criteria for accounting for cash flow hedge.

IFRS 15 – Revenue from Contracts with Customers

On January 1, 2018, the International Financial Reporting Standard 15—Revenue from Contracts with Customers (IFRS 15) became effective. This Standard, issued by the IASB, supersedes a number of Standards and Interpretations, including IAS 18—Revenue.

The objective of this Standard is to establish the principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. This Standard should be applied to all contracts with customers, except to non-monetary exchanges between entities in the same line of business to facilitate sales to customers or potential customers, or when the transaction is within the scope of another Standard.

The requirements of IFRS 15 establish a comprehensive approach to determine when and in what amount of revenue from a contract with a customer that should be recognized. To achieve this, the newly enacted standard uses the following five step approach: 1) identify the contract with a customer; 2) identify the separate performance obligations in the contract; 3) determine the transaction price; 4) allocate the transaction price to the separate performance obligations in the contract, 5) recognize revenue when the entity satisfies a performance obligation. A performance obligation is satisfied when the customer obtains control of that good or service.

For the purposes of the transition requirements an entity shall apply this Standard using one of the following two methods: (i) retrospectively to each prior reporting period presented in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, subject to the practical expedients; or (ii) retrospectively with the cumulative effect of initially applying this Standard recognized at the date of initial application. The company intends to apply the second method as of January 1, 2018, and so far no cumulative effects have been identified to be recognized.

The changes in the Company’s accounting policies arising from IFRS 15 only affect the way certain revenues from contracts with customers are disclosed within the statement of income and do not impact net income. In 2017, it would be equivalent to a 1.7% reduction in revenues. The main changes are the following:

The Company acting as an agent

In accordance with accounting policies at December 31, 2017, the Company is regarded as the principal in certain transactions. Therefore, the revenues from these sales, cost of the product sold and sales expenses are presented separately in the statement of income. However, under the new standard’s requirements, the company acts as an agent because it does not obtain control of goods or services provided by another party before it is transferred to the customer. From January 1, 2018, revenues from these sales will be presented in the statement of income net of their cost of sales and sales expenses.

Non-exercised right Income (breakage)

In accordance with accounting policies at December 31, 2017, the Company regards the income from rights not exercised by customers in certain take or pay and ship or pay contracts as penalties revenue and presents it as other income and expenses in the statement of income. However, according to the new standard’s requirements, the Company will account for and present its income from rights not exercised by customers as sales revenues in the statement of income, as from January 1, 2018.

IFRIC 22 – Foreign Currency Transactions and Advance Consideration

As of January 1, 2018, the IFRIC Interpretation 22—Foreign Currency Transactions and Advance Consideration (IFRIC 22), issued by the IASB, became mandatorily applicable.

IFRIC 22 applies to a foreign currency transaction (or part of it) when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income (or part of it). IFRIC 22 clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.

Based on the transition provisions of IFRIC 22, the Company will apply the new requirements prospectively from the effective date of the interpretation and did not identify any material impact on its financial statements.

IFRS 16 – Leases

On January 13, 2016, the IASB issued IFRS 16 “Leases”, which will become effective for the financial report period beginning on or after January 1, 2019, superseding the following standards and related interpretations: IAS 17—Leases; IFRIC 4—Determining whether an Arrangement contains a Lease; SIC-15—Operating Leases – Incentives; and SIC-27—Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases, from the lessees and lessors’ perspectives. This Standard shall be applied to all leases, except for:

•	Leases to explore for or use minerals, oil, natural gas and similar non-regenerative resources;

•	Leases of biological assets within the scope of IAS 41 Agriculture held by a lessee;

•	Service concession arrangements within the scope of IFRIC 12 Service Concession Arrangements;

•	Licenses of intellectual property granted by a lessor within the scope of IFRS 15 Revenue from Contracts with Customers; and

•	Rights held by a lessee under licensing agreements within the scope of IAS 38 Intangible Assets for such items as motion picture films, video recordings, plays, manuscripts, patents and copyrights.

Among the changes for lessees, IFRS 16 eliminates the classification of leases as either operating leases or finance leases as is required by IAS 17. Instead, it introduces a single lessee accounting model, in which all leases result in the recognition of a right to use an asset at the start of the lease. If lease payments are made over time, a financial liability will also be recognized. Accordingly, the adoption of IFRS 16 may cause a significant increase in assets and liabilities presented in statement of financial position.

Following the adoption of IFRS 16, lease payments under operating leases will not be charged to results on accrual basis. Instead, depreciation of the right to use a leased asset, as well as the finance expenses and foreign exchange gains or losses over the finance liability will affect the results. Finance expenses may qualify for borrowing costs capitalization in accordance with IAS 23 and foreign exchange gains and losses may be first recognized within equity if designated as hedge instrument, as set out in IFRS9.

For lessors, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently.

The Company is assessing the impacts that IFRS 16 will have on its financial statements, is unable to make a reasonable estimation of those impacts at this stage of the implementation process. Once the estimated impact can be evaluated with sufficient reliability, it may result in the need to renegotiate the terms of certain debt instrument with BNDES (Brazilian Development Bank) and other financial institutions, especially regarding the covenants clauses related to debt level.